UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset SMASh Series Core Completion Fund
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset SMASh Series Core Completion Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset SMASh Series Core Completion Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$95,052,256
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	226
Portfolio Turnover Rate	517%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series Core Completion Fund	PAGE 1	7311-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series Core Completion Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 62.3%
FNMA — 41.5%
Federal National Mortgage Association (FNMA)	3.500%	9/1/56	$8,700,000	$7,714,793 (a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/56	3,000,000	2,737,735 (a)
Federal National Mortgage Association (FNMA)	4.500%	9/1/56	2,900,000	2,721,863 (a)
Federal National Mortgage Association (FNMA)	5.500%	9/1/56	11,800,000	11,680,455 (a)
Federal National Mortgage Association (FNMA)	6.000%	9/1/56	9,300,000	9,402,522 (a)
Federal National Mortgage Association (FNMA)	6.500%	9/1/56	4,900,000	5,049,718 (a)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	202,090	161,500
Total FNMA				39,468,586
GNMA — 20.8%
Government National Mortgage Association (GNMA) II	5.000%	1/20/53	139,501	136,568
Government National Mortgage Association (GNMA) II	4.500%	9/1/55	700,000	655,383 (a)
Government National Mortgage Association (GNMA) II	2.000%	9/1/56	7,500,000	6,013,799 (a)
Government National Mortgage Association (GNMA) II	2.500%	9/1/56	5,700,000	4,765,297 (a)
Government National Mortgage Association (GNMA) II	3.000%	9/1/56	1,000,000	869,249 (a)
Government National Mortgage Association (GNMA) II	5.000%	9/1/56	3,800,000	3,679,884 (a)
Government National Mortgage Association (GNMA) II	5.500%	9/1/56	1,800,000	1,787,482 (a)
Government National Mortgage Association (GNMA) II	6.000%	9/1/56	1,800,000	1,825,237 (a)
Total GNMA				19,732,899

Total Mortgage-Backed Securities (Cost — $59,454,392)				59,201,485
Corporate Bonds & Notes — 21.7%
Communication Services — 4.3%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	43,032
Comcast Corp., Senior Notes	3.969%	11/1/47	190,000	130,521
Comcast Corp., Senior Notes	5.350%	5/15/53	310,000	255,260
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	80,000	78,225 (b)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	120,000	115,831 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	130,000	112,482
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	$40,000	$37,968
Total Diversified Telecommunication Services				773,319
Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	12,000	10,987
Interactive Media & Services — 1.6%
Alphabet Inc., Senior Notes	3.700%	2/15/29	50,000	48,980
Alphabet Inc., Senior Notes	4.625%	8/10/29	20,000	19,949
Alphabet Inc., Senior Notes	4.100%	2/15/31	20,000	19,337
Alphabet Inc., Senior Notes	4.875%	8/15/31	60,000	59,628
Alphabet Inc., Senior Notes	4.400%	2/15/33	20,000	19,147
Alphabet Inc., Senior Notes	5.200%	8/15/33	20,000	19,934
Alphabet Inc., Senior Notes	4.700%	11/15/35	70,000	66,345
Alphabet Inc., Senior Notes	4.800%	2/15/36	30,000	28,581
Alphabet Inc., Senior Notes	5.450%	8/15/36	30,000	29,775
Alphabet Inc., Senior Notes	5.350%	11/15/45	20,000	18,299
Alphabet Inc., Senior Notes	5.500%	2/15/46	60,000	55,775
Alphabet Inc., Senior Notes	6.250%	8/15/46	40,000	40,221
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	34,584
Alphabet Inc., Senior Notes	5.450%	11/15/55	20,000	17,733
Alphabet Inc., Senior Notes	5.650%	2/15/56	50,000	45,776
Alphabet Inc., Senior Notes	6.375%	8/15/56	10,000	10,069
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	33,732
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	182,506
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	110,000	106,290
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	70,000	66,635
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	50,000	46,822
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	70,000	67,407
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	70,000	60,780
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	110,000	103,350
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	50,000	41,705
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	10,000	9,213
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	90,000	73,949
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	70,000	64,071
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	90,000	92,238 (b)
Total Interactive Media & Services				1,482,831
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	630,000	629,280
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	$10,000	$7,754
Fox Corp., Senior Notes	6.500%	10/13/33	60,000	63,226
Total Media				700,260
Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	50,000	48,472
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	770,000	730,906
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	160,000	153,837
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	60,000	58,780
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	120,000	109,998
Total Wireless Telecommunication Services				1,101,993

Total Communication Services				4,069,390
Consumer Discretionary — 2.0%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	60,000	60,536
Broadline Retail — 1.4%
Amazon.com Inc., Senior Notes	4.250%	3/13/31	40,000	38,810
Amazon.com Inc., Senior Notes	4.550%	3/13/33	40,000	38,537
Amazon.com Inc., Senior Notes	4.875%	3/13/36	50,000	47,553
Amazon.com Inc., Senior Notes	5.650%	3/13/46	40,000	37,526
Amazon.com Inc., Senior Notes	5.800%	3/13/56	30,000	27,691
Amazon.com Inc., Senior Notes	5.950%	3/13/66	40,000	36,841
Prosus NV, Senior Notes	4.027%	8/3/50	1,610,000	1,103,001 (b)
Total Broadline Retail				1,329,959
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	160,000	161,441
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,024
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	30,000	30,569
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	90,000	90,158 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	80,000	80,505 (b)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	40,000	38,154
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	20,000	18,808
Total Hotels, Restaurants & Leisure				470,659

Total Consumer Discretionary				1,861,154
Consumer Staples — 1.0%
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	10,000	9,724 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
Mars Inc., Senior Notes	5.000%	3/1/32	$250,000	$248,361 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	59,152 (b)
Total Food Products				317,237
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	30,000	29,584
Tobacco — 0.7%
Altria Group Inc., Senior Notes	6.875%	11/1/33	220,000	239,102
BAT Capital Corp., Senior Notes	5.350%	8/15/32	150,000	150,760
BAT Capital Corp., Senior Notes	6.000%	2/20/34	110,000	113,773
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	10,839
BAT Capital Corp., Senior Notes	6.250%	8/15/55	10,000	9,814
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	30,000	30,102
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,042
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	59,789
Total Tobacco				624,221

Total Consumer Staples				971,042
Energy — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	50,000	49,872
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	120,000	124,050 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,266 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	300,000	243,018
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	50,000	54,329
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	160,000	149,451
EOG Resources Inc., Senior Notes	3.900%	4/1/35	82,000	73,837
EQT Corp., Senior Notes	7.000%	2/1/30	240,000	253,807
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	130,000	128,928 (b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,400,000	1,255,241 (b)
ONEOK Inc., Senior Notes	5.550%	11/1/26	90,000	90,100
ONEOK Inc., Senior Notes	5.650%	11/1/28	140,000	142,416
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,248
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	49,853

Total Energy				2,635,416
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 3.0%
Banks — 2.1%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$200,000	$199,439 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	210,000	199,392 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	256,286 (b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	231,576 (b)(c)
HSBC Holdings PLC, Senior Notes (5.243% to 8/14/31 then SOFR + 1.160%)	5.243%	8/14/32	260,000	258,387 (c)
JPMorgan Chase & Co., Senior Notes (5.041% to 7/23/31 then SOFR + 1.015%)	5.041%	7/23/32	490,000	487,014 (c)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	50,000	48,387 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	120,000	119,473 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	121,754 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	30,000	30,696 (c)
Total Banks				1,952,404
Capital Markets — 0.9%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	30,000	31,257 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	145,547 (b)
Goldman Sachs Group Inc., Senior Notes (4.516% to 1/21/31 then SOFR + 0.960%)	4.516%	1/21/32	670,000	649,180 (c)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	80,000	77,407 (c)
Total Capital Markets				903,391
Insurance — 0.0%††
Aon North America Inc., Senior Notes	5.450%	3/1/34	50,000	49,697

Total Financials				2,905,492
Health Care — 0.7%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	80,000	80,124
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	4.950%	3/15/31	$40,000	$40,037
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	19,791
Total Biotechnology				139,952
Health Care Providers & Services — 0.3%
CVS Health Corp., Senior Notes	6.200%	9/15/55	20,000	19,486
Elevance Health Inc., Senior Notes	4.100%	5/15/32	200,000	189,214
Elevance Health Inc., Senior Notes	4.550%	5/15/52	130,000	102,564
Total Health Care Providers & Services				311,264
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	50,000	50,342
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	117,134
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	30,000	28,987
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	20,000	17,547
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	30,000	25,940
Total Pharmaceuticals				239,950

Total Health Care				691,166
Industrials — 0.9%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	5.150%	5/1/30	190,000	190,601
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	42,883
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	30,000	30,291
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	26,314
RTX Corp., Senior Notes	6.000%	3/15/31	60,000	62,490
RTX Corp., Senior Notes	4.500%	6/1/42	130,000	112,579
RTX Corp., Senior Notes	3.030%	3/15/52	10,000	6,141
Total Aerospace & Defense				471,299
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	68,752
Electrical Equipment — 0.0%††
GE Vernova Inc., Senior Notes	5.500%	2/4/56	10,000	9,278
Ground Transportation — 0.2%
Kazakhstan Temir Zholy National Co. JSC, Senior Notes	4.875%	4/29/31	200,000	195,255 (b)
Trading Companies & Distributors — 0.1%
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	90,000	90,530

Total Industrials				835,114
Information Technology — 0.5%
IT Services — 0.0%††
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	50,000	48,583 (b)
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices Inc., Senior Notes	5.000%	8/17/31	$20,000	$19,850
Advanced Micro Devices Inc., Senior Notes	5.250%	8/17/33	40,000	39,565
Advanced Micro Devices Inc., Senior Notes	5.500%	8/17/36	10,000	9,822
Broadcom Inc., Senior Notes	5.200%	7/15/35	170,000	162,076
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	45,908
Intel Corp., Senior Notes	5.125%	2/10/30	20,000	20,043
Total Semiconductors & Semiconductor Equipment				297,264
Software — 0.2%
Oracle Corp., Senior Notes	4.950%	2/4/31	10,000	9,586
Oracle Corp., Senior Notes	5.350%	5/4/33	10,000	9,428
Oracle Corp., Senior Notes	5.700%	2/4/36	60,000	55,507
Oracle Corp., Senior Notes	6.550%	2/4/46	10,000	8,940
Oracle Corp., Senior Notes	3.600%	4/1/50	90,000	52,283
Oracle Corp., Senior Notes	6.700%	2/4/56	20,000	17,628
Oracle Corp., Senior Notes	6.850%	2/4/66	30,000	26,359
Total Software				179,731

Total Information Technology				525,578
Materials — 5.1%
Chemicals — 1.5%
OCP SA, Senior Notes	6.750%	5/2/34	1,390,000	1,443,577 (b)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	20,000	19,957
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	30,000	29,677
Total Construction Materials				49,634
Metals & Mining — 2.7%
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	930,000	902,137 (b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	170,000	169,363
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	120,505 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	49,425 (b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	520,000	588,976
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	780,000	741,928
Total Metals & Mining				2,572,334
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	840,000	742,310

Total Materials				4,807,855
Utilities — 1.4%
Electric Utilities — 1.4%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	920,000	896,770 (b)
Entergy Louisiana LLC	5.500%	9/15/36	40,000	39,642
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	$70,000	$66,446
Georgia Power Co., Senior Notes	5.200%	3/15/35	60,000	59,385
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	30,000	29,193 (b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	47,783 (b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	56,759
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	39,880
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	40,000	38,274
Virginia Electric and Power Co., Senior Notes	5.650%	8/15/36	40,000	40,085

Total Utilities				1,314,217
Total Corporate Bonds & Notes (Cost — $21,783,894)				20,616,424
Asset-Backed Securities — 21.2%
Anthelion CLO Ltd., 2026-3A A (3 mo. Term SOFR + 1.280%)	4.997%	7/20/39	840,000	838,329 (b)(c)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,336,850	1,347,787 (b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	630,000	630,355 (b)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.119%	10/20/37	620,000	620,620 (b)(c)
CIFC Funding Ltd., 2024-2A A1R (3 mo. Term SOFR + 1.200%)	4.922%	4/22/37	970,000	970,468 (b)(c)
Diameter Capital CLO Ltd., 2023-5A A1R (3 mo. Term SOFR + 1.240%)	4.993%	1/15/39	1,300,000	1,303,127 (b)(c)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.969%	3/28/38	440,000	440,388 (b)(c)
Fortress Credit BSL Ltd., 2021-2A AR (3 mo. Term SOFR + 1.000%)	4.691%	7/20/34	370,000	370,346 (b)(c)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.999%	4/20/38	430,000	430,761 (b)(c)
Galaxy CLO Ltd., 2026-38A A1 (3 mo. Term SOFR + 1.240%)	5.041%	10/20/39	800,000	801,074 (b)(c)(d)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.323%	7/30/37	320,000	320,634 (b)(c)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	210,984	191,995 (b)
Magnetite Ltd., 2016-17A A1R3 (3 mo. Term SOFR + 1.200%)	4.882%	7/25/39	950,000	950,950 (b)(c)
Navesink CLO Ltd., 2025-3A A1R (3 mo. Term SOFR + 1.150%)	4.836%	7/15/37	930,000	930,000 (b)(c)
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2014-8 A3 (30 Day Average SOFR + 0.714%)	4.358%	5/27/49	$2,003,939	$1,991,653 (c)
Nelnet Student Loan Trust, 2025-AA A1A	5.070%	3/15/57	1,491,687	1,477,024 (b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.059%	7/20/35	640,000	640,861 (b)(c)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.949%	10/20/38	370,000	370,737 (b)(c)
Polus US CLO Ltd., 2026-4A AJ (3 mo. Term SOFR + 1.510%)	5.311%	10/25/39	560,000	560,143 (b)(c)(d)
Squarepoint US CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.350%)	5.151%	10/15/39	760,000	760,194 (b)(c)(d)
Trinitas CLO Ltd., 2025-32A A1 (3 mo. Term SOFR + 1.330%)	5.082%	7/23/38	1,320,000	1,322,367 (b)(c)
USQ Rail LLC, 2025-1A A	5.480%	3/29/55	1,664,368	1,653,770 (b)
Vibrant CLO Ltd., 2021-15A A1AR (3 mo. Term SOFR + 1.200%)	4.929%	1/20/35	250,000	250,255 (b)(c)
Wise CLO Ltd., 2026-2A A1 (3 mo. Term SOFR + 1.220%)	4.917%	7/15/39	1,010,000	1,010,462 (b)(c)

Total Asset-Backed Securities (Cost — $20,185,685)				20,184,300
Collateralized Mortgage Obligations(e) — 13.8%
BANK, 2018-BNK10 A5	3.688%	2/15/61	1,045,000	1,028,588
BANK5, 2026-5YR22 A3	5.713%	6/15/59	1,190,000	1,214,575 (c)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	5.337%	12/15/35	1,250,000	1,195,100 (b)(c)
BRAVO Residential Funding Trust, 2022-NQM3 A1	4.626%	9/25/61	1,535,641	1,489,516 (b)(c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.389%	8/15/42	2,500,000	2,504,578 (b)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	626,650	559,902 (b)(c)
CSMC Trust, 2022-NQM1 A1	3.265%	11/25/66	824,258	738,861 (b)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	852,597	781,294 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.943%	2/25/46	1,200,000	1,200,969 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.743%	3/25/42	340,000	343,740 (b)(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.639%	2/16/61	4,196,561	193,578 (c)
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	$2,086,547	$1,858,360 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $13,583,687)				13,109,061
U.S. Government & Agency Obligations — 10.7%
U.S. Government Obligations — 10.7%
U.S. Treasury Bonds	4.875%	8/15/45	170,000	162,695
U.S. Treasury Bonds	4.250%	2/15/54	3,370,000	2,870,687
U.S. Treasury Bonds	4.250%	8/15/54	1,350,000	1,149,820
U.S. Treasury Bonds	4.625%	2/15/55	30,000	27,199
U.S. Treasury Bonds	4.750%	5/15/55	50,000	46,256
U.S. Treasury Bonds	5.000%	5/15/56	10,000	9,640
U.S. Treasury Notes	4.250%	7/31/28	70,000	69,882
U.S. Treasury Notes	3.875%	4/30/30	30,000	29,428
U.S. Treasury Notes	4.000%	6/30/32	4,590,000	4,462,072
U.S. Treasury Notes	4.250%	8/15/35	40,000	38,656
U.S. Treasury Notes	4.000%	11/15/35	20,000	18,928
U.S. Treasury Notes	4.375%	5/15/36	1,360,000	1,321,644

Total U.S. Government & Agency Obligations (Cost — $10,980,872)				10,206,907
Sovereign Bonds — 4.9%
Chile — 0.9%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,000,000	845,500
Mexico — 1.2%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,170,000	1,169,707 (b)
Panama — 0.6%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	650,000	540,150
Peru — 1.0%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	860,000	848,992
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	160,000	107,204
Total Peru				956,196
Poland — 1.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	1,160,000	1,143,031

Total Sovereign Bonds (Cost — $4,788,713)				4,654,584
Total Investments — 134.6% (Cost — $130,777,243)				127,972,761
Liabilities in Excess of Other Assets — (34.6)%				(32,920,505)
Total Net Assets — 100.0%				$95,052,256

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2026, the Fund held TBA securities with a total cost of $59,129,764.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
JSC	—	Joint Stock Company
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	106	$265,000	$(663)
3-Month SOFR Futures, Call	12/11/26	97.500	60	150,000	(750)
3-Month SOFR Futures, Put	12/11/26	96.500	128	320,000	(191,200)
Total Exchange-Traded Written Options (Premiums received — $112,533)					$(192,613)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series Core Completion Fund
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	9	12/26	$1,851,492	$1,847,109	$(4,383)
U.S. Treasury 5-Year Notes	330	12/26	35,033,738	34,882,033	(151,705)
U.S. Treasury 10-Year Notes	54	12/26	5,847,295	5,813,438	(33,857)
U.S. Treasury Ultra 10-Year Notes	59	12/26	6,466,106	6,455,891	(10,215)
					(200,160)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	149	12/26	16,324,225	16,185,125	139,100
U.S. Treasury Ultra Long-Term Bonds	49	12/26	5,454,002	5,391,531	62,471
					201,571
Net unrealized appreciation on open futures contracts					$1,411
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$14,186,000	5/21/29	Daily SOFR Compound annually	4.090% annually	$(47,698)	$6,474	$(54,172)
	11,339,000	6/29/31	2.368%*	CPURNSA*	41,976	(1,565)	43,541
	14,370,000	7/30/31	CPURNSA*	2.316%*	(36,025)	—	(36,025)
	41,653,000	5/31/33	4.110% annually	Daily SOFR Compound annually	400,650	20,260	380,390
	14,370,000	7/30/36	2.346%*	CPURNSA*	58,109	—	58,109
	3,342,000	5/21/37	4.340% annually	Daily SOFR Compound annually	24,295	(1,503)	25,798
Total	$99,260,000				$441,307	$23,666	$417,641

See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

 Western Asset SMASh Series Core Completion Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.46 Index	$67,663,000	6/20/31	1.000% quarterly	$(1,447,028)	$(1,081,189)	$(365,839)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.680%
CPURNSA	3.350%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2026

Assets:
Investments, at value (Cost — $130,777,243)	$127,972,761
Cash	24,969,179
Deposits with brokers for centrally cleared swap contracts	2,482,305
Receivable for sales of TBA securities	2,327,734
Deposits with brokers for open futures contracts and exchange-traded options	578,590
Interest receivable	471,725
Receivable from brokers — net variation margin on centrally cleared swap contracts	94,006
Receivable from brokers — net variation margin on open futures contracts	58,931
Receivable for securities sold	18,789
Receivable from investment manager	17,775
Receivable for Fund shares sold	12,796
Deposits with brokers for TBA securities	10,000
Prepaid expenses	12,387
Total Assets	159,026,978
Liabilities:
Payable for purchases of TBA securities	61,461,141
Payable for securities purchased	2,129,766
Written options, at value (premiums received — $112,533)	192,613
Payable for Fund shares repurchased	112,685
Trustees’ fees payable	468
Accrued expenses	78,049
Total Liabilities	63,974,722
Total Net Assets	$95,052,256
Net Assets:
Par value (Note 5)	$157
Paid-in capital in excess of par value	279,726,100
Total distributable earnings (loss)	(184,674,001)
Total Net Assets	$95,052,256
Shares Outstanding	15,660,795
Net Asset Value	$6.07
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2026

Investment Income:
Interest	$2,215,487
Expenses:
Fund accounting fees	34,618
Audit and tax fees	26,559
Registration fees	12,159
Commodity pool reports	6,049
Legal fees	5,440
Shareholder reports	4,882
Custody fees	3,282
Trustees’ fees	1,786
Commitment fees (Note 6)	440
Transfer agent fees (Note 2)	329
Miscellaneous expenses	5,664
Total Expenses	101,208
Less: Fee waivers and/or expense reimbursements (Note 2)	(101,208)
Net Expenses	—
Net Investment Income	2,215,487
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(5,842,892)
Futures contracts	(1,286,376)
Written options	701,125
Swap contracts	2,976,430
Net Realized Loss	(3,451,713)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	345,706
Futures contracts	(305,067)
Written options	(189,821)
Swap contracts	421,748
Change in Net Unrealized Appreciation (Depreciation)	272,566
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(3,179,147)
Decrease in Net Assets From Operations	$(963,660)
See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2026 (unaudited) and the Year Ended February 28, 2026	August 31	February 28
Operations:
Net investment income	$2,215,487	$5,571,303
Net realized loss	(3,451,713)	(7,614,882)
Change in net unrealized appreciation (depreciation)	272,566	8,522,050
Increase (Decrease) in Net Assets From Operations	(963,660)	6,478,471
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,030,341)	(5,664,833)
Decrease in Net Assets From Distributions to Shareholders	(2,030,341)	(5,664,833)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	8,188,974	15,488,385
Cost of shares repurchased	(17,598,104)	(46,641,195)
Decrease in Net Assets From Fund Share Transactions	(9,409,130)	(31,152,810)
Decrease in Net Assets	(12,403,131)	(30,339,172)
Net Assets:
Beginning of period	107,455,387	137,794,559
End of period	$95,052,256	$107,455,387
See Notes to Financial Statements.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2026[1,2]	2026[1]	2025[1]	2024[1,3]	2023[1]	2022[1]
Net asset value, beginning of period	$6.25	$6.20	$6.07	$6.56	$8.87	$9.75
Income (loss) from operations:
Net investment income	0.14	0.30	0.30	0.29	0.21	0.12
Net realized and unrealized gain (loss)	(0.20)	0.05	0.18	(0.34)	(2.22)	(0.84)
Total income (loss) from operations	(0.06)	0.35	0.48	(0.05)	(2.01)	(0.72)
Less distributions from:
Net investment income	(0.12)	(0.30)	(0.35)	(0.44)	(0.30)	(0.16)
Total distributions	(0.12)	(0.30)	(0.35)	(0.44)	(0.30)	(0.16)
Net asset value, end of period	$6.07	$6.25	$6.20	$6.07	$6.56	$8.87
Total return[4]	(0.90)%	5.82%	8.12%	(0.62)%	(22.65)%	(7.67)%
Net assets, end of period (000s)	$95,052	$107,455	$137,795	$330,618	$330,448	$420,623
Ratios to average net assets:
Gross expenses[5]	0.20%[6]	0.17%	0.08%	0.07%	0.06%	0.06%
Net expenses[7,8]	0.00 [6]	0.00	0.00	0.00	0.00	0.00
Net investment income	4.40 [6]	4.78	4.87	4.65	3.02	1.24
Portfolio turnover rate[9]	517%	379%	305%	255%	123%	408%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]	Annualized.
[7]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 277%, 181%, 77%, 134%, 103% and
169%.

See Notes to Financial Statements.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$59,201,485	—	$59,201,485
Corporate Bonds & Notes	—	20,616,424	—	20,616,424
Asset-Backed Securities	—	20,184,300	—	20,184,300
Collateralized Mortgage Obligations	—	13,109,061	—	13,109,061
U.S. Government & Agency Obligations	—	10,206,907	—	10,206,907
Sovereign Bonds	—	4,654,584	—	4,654,584
Total Investments	—	$127,972,761	—	$127,972,761
Other Financial Instruments:
Futures Contracts††	$201,571	—	—	$201,571
Centrally Cleared Interest Rate Swaps††	—	$507,838	—	507,838
Total Other Financial Instruments	$201,571	$507,838	—	$709,409
Total	$201,571	$128,480,599	—	$128,682,170

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$192,613	—	—	$192,613
Futures Contracts††	200,160	—	—	200,160
Centrally Cleared Interest Rate Swaps††	—	$90,197	—	90,197
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	365,839	—	365,839
Total	$392,773	$456,036	—	$848,809

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended August 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”),
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $101,208.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $329 was earned by Investor Services.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$20,336,203	$748,973,774
Sales	41,784,703	756,548,713
At August 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$130,148,001	$930,593	$(4,302,756)	$(3,372,163)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$201,571
Centrally cleared swap contracts[3]	507,838
Total	$709,409

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$192,613	—	$192,613
Futures contracts[2]	200,160	—	200,160
Centrally cleared swap contracts[3]	90,197	$365,839	456,036
Total	$482,970	$365,839	$848,809
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(887,323)	—	$(887,323)
Futures contracts	(1,286,376)	—	(1,286,376)
Written options	701,125	—	701,125
Swap contracts	3,011,978	$(35,548)	2,976,430
Total	$1,539,404	$(35,548)	$1,503,856

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$29,811	—	$29,811
Futures contracts	(305,067)	—	(305,067)
Written options	(189,821)	—	(189,821)
Swap contracts	898,954	$(477,206)	421,748
Total	$433,877	$(477,206)	$(43,329)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

During the six months ended August 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$109,370
Written options	228,155
Futures contracts (to buy)	194,495,935
Futures contracts (to sell)	39,987,363
Average Notional Balance**
Interest rate swap contracts	$138,051,000
Credit default swap contracts (buy protection)	67,663,000

*	Based on the average of the market values at each month-end during the period.
†	At August 31, 2026, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
5. Shares of beneficial interest
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Shares sold	1,336,516	2,509,862
Shares repurchased	(2,869,766)	(7,553,481)
Net decrease	(1,533,250)	(5,043,619)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2026.
Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Deferred capital losses
As of February 28, 2026, the Fund had deferred capital losses of $177,848,553, which have no expiration date, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset SMASh Series Core Completion Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset SMASh Series Core Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in

Western Asset SMASh Series Core Completion Fund

separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3- and 5-year and since inception periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year and since inception periods ended December 31, 2025 was below the median. The Board noted that the Fund’s
Western Asset SMASh Series Core Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
performance trailed the performance of its benchmark for the 1- and 5-year and since inception periods ended December 31, 2025 and exceeded the performance of its benchmark index for the 3-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2027
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied

Western Asset SMASh Series Core Completion Fund

with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series Core Completion Fund

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Western Asset
SMASh Series Core Completion Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series Core Completion Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series Core Completion Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Completion Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

94367-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 28, 2026